FORD CREDIT AUTO OWNER TRUST 2006-A
MONTHLY INVESTOR REPORT

Collection Period                                                September, 2006
Payment Date                                                          10/16/2006
Transaction Month                                                              8

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-131003 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                         WEIGHTED
                                                                       AVG REMAINING
                         DOLLAR AMOUNT        # OF RECEIVABLES        TERM AT CUTOFF
                       -----------------   ----------------------   ------------------
Initial Pool Balance   $3,164,999,892.01                  187,903            52 months

                                                                           LEGAL
                         DOLLAR AMOUNT       NOTE INTEREST RATE       FINAL MATURITY
                       -----------------   ----------------------   ------------------
Original Securities:
   Class A-1 Notes     $  540,000,000.00                   4.7248%   November 15, 2006
   Class A-2 A Notes   $  500,000,000.00                    5.040%  September 15, 2008
   Class A-2 B Notes   $  549,951,000.00   one-month LIBOR + 0.01%  September 15, 2008
   Class A-3 Notes     $  901,239,000.00                    5.050%      March 15, 2010
   Class A-4 Notes     $  316,809,000.00                    5.070%   December 15, 2010
   Class B Notes       $   88,674,000.00                    5.290%      April 15, 2011
   Class C Notes       $   59,116,000.00                    5.480%  September 15, 2011
   Class D Notes       $   59,116,000.00                    7.210%     August 15, 2012
                       -----------------
      Total            $3,014,905,000.00

II. AVAILABLE FUNDS

INTEREST:
   Interest Collections                                                $ 12,747,985.96

PRINCIPAL:
   Principal Collections                                               $ 53,353,499.71
   Prepayments in Full                                                 $ 37,013,926.85
   Liquidation Proceeds                                                $  1,202,881.78
   Recoveries                                                          $     32,530.19
                                                                       ---------------
      SUB TOTAL                                                        $91,602,838.53
                                                                       ---------------

COLLECTIONS                                                            $104,350,824.49

PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                               $    157,441.76
   Purchase Amounts Related to Interest                                $      1,577.70
                                                                       ---------------
      SUB TOTAL                                                        $    159,019.46
Clean-up Call                                                          $          0.00
                                                                       ---------------
AVAILABLE COLLECTIONS                                                  $104,509,843.95
Reserve Account Draw Amount                                            $          0.00
Net Swap Receipt - Tranche A-2b                                        $    167,773.37
                                                                       ---------------
AVAILABLE FUNDS                                                        $104,677,617.32

FORD CREDIT AUTO OWNER TRUST 2006-A
MONTHLY INVESTOR REPORT

Collection Period                                                September, 2006
Payment Date                                                          10/16/2006
Transaction Month                                                              8

III. DISTRIBUTIONS

                                      CALCULATED                                   CARRYOVER      REMAINING
AVAILABLE FUNDS                         AMOUNT         AMOUNT PAID     SHORTFALL   SHORTFALL   AVAILABLE FUNDS
---------------                     --------------   ---------------   ---------   ---------   ---------------
Owner Trustee Fees and Expenses     $         0.00   $          0.00     $0.00       $0.00     $104,677,617.32
Indenture Trustee Fees and          $         0.00   $          0.00     $0.00       $0.00     $104,677,617.32
Servicing Fee                       $ 1,971,994.32   $  1,971,994.32     $0.00       $0.00     $102,705,623.00
Net Swap Payment - Tranche A-2 B    $         0.00   $          0.00     $0.00       $0.00     $102,705,623.00
Interest - Class A-1 Notes          $         0.00   $          0.00     $0.00       $0.00     $102,705,623.00
Interest - Class A-2 A Notes        $ 1,559,382.48   $  1,559,382.48     $0.00       $0.00     $101,146,240.52
Interest - Class A-2 B Notes        $ 1,877,836.61   $  1,877,836.61     $0.00       $0.00     $ 99,268,403.91
Interest - Class A-3 Notes          $ 3,792,714.13   $  3,792,714.13     $0.00       $0.00     $ 95,475,689.78
Interest - Class A-4 Notes          $ 1,338,518.03   $  1,338,518.03     $0.00       $0.00     $ 94,137,171.75
Swap Termination Payment            $         0.00   $          0.00     $0.00       $0.00     $ 94,137,171.75
First Priority Principal Payment    $         0.00   $          0.00     $0.00       $0.00     $ 94,137,171.75
Interest - Class B Notes            $   390,904.55   $    390,904.55     $0.00       $0.00     $ 93,746,267.20
Second Priority Principal Payment   $         0.00   $          0.00     $0.00       $0.00     $ 93,746,267.20
Interest - Class C Notes            $   269,963.07   $    269,963.07     $0.00       $0.00     $ 93,476,304.13
Third Priority Principal Payment    $23,407,500.23   $ 23,407,500.23     $0.00       $0.00     $ 70,068,803.90
Interest - Class D Notes            $   355,188.63   $    355,188.63     $0.00       $0.00     $ 69,713,615.27
Reserve Account Deposit             $         0.00   $          0.00     $0.00       $0.00     $ 69,713,615.27
Regular Principal Payment           $66,028,075.01   $ 66,028,075.01     $0.00       $0.00     $  3,685,540.26
Additional Trustee Fees and         $         0.00   $          0.00     $0.00       $0.00     $  3,685,540.26
Residual Released to Depositor      $         0.00   $  3,685,540.26     $0.00       $0.00     $          0.00
                                                     ---------------
TOTAL                                                $104,677,617.32

                                                  PRINCIPAL PAYMENT:
                                                     First Priority Principal Payment          $         0.00
                                                     Second Priority Principal Payment         $         0.00
                                                     Third Priority Principal Payment          $23,407,500.23
                                                     Regular Principal Payment                 $66,028,075.01
                                                                                               --------------
                                                     TOTAL                                     $89,435,575.24

IV. NOTEHOLDER PAYMENTS

                     NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS             TOTAL PAYMENT
                    ------------------------------   ------------------------------   -------------------------------
                                     PER $1,000 OF                    PER $1,000 OF                     PER $1,000 OF
                                        ORIGINAL                         ORIGINAL                          ORIGINAL
                        ACTUAL          BALANCE          ACTUAL          BALANCE           ACTUAL          BALANCE
                    --------------   -------------   --------------   -------------   ---------------   -------------
Class A-1 Notes     $         0.00          $ 0.00    $        0.00           $0.00    $         0.00          $ 0.00
Class A-2 A Notes   $42,590,356.71          $85.18    $1,559,382.48           $3.12    $44,149,739.19          $88.30
Class A-2 B Notes   $46,845,218.53          $85.18    $1,877,836.61           $3.41    $48,723,055.14          $88.60
Class A-3 Notes     $         0.00          $ 0.00    $3,792,714.13           $4.21    $ 3,792,714.13          $ 4.21
Class A-4 Notes     $         0.00          $ 0.00    $1,338,518.03           $4.23    $ 1,338,518.03          $ 4.23
Class B Notes       $         0.00          $ 0.00    $  390,904.55           $4.41    $   390,904.55          $ 4.41
Class C Notes       $         0.00          $ 0.00    $  269,963.07           $4.57    $   269,963.07          $ 4.57
Class D Notes       $         0.00          $ 0.00    $  355,188.63           $6.01    $   355,188.63          $ 6.01
                    --------------          ------    -------------           -----    --------------          ------
TOTAL               $89,435,575.24          $29.66    $9,584,507.50           $3.18    $99,020,082.74          $32.84

FORD CREDIT AUTO OWNER TRUST 2006-A
MONTHLY INVESTOR REPORT

Collection Period                                                September, 2006
Payment Date                                                          10/16/2006
Transaction Month                                                              8

V. NOTE BALANCE AND POOL INFORMATION

                                           BEGINNING OF                           END OF PERIOD
                                          PERIOD BALANCE       NOTE FACTOR           BALANCE           NOTE FACTOR
                                        -----------------   -----------------   -----------------   -----------------
Class A-1 Notes                         $            0.00           0.0000000   $            0.00           0.0000000
Class A-2 A Notes                       $  371,281,542.61           0.7425631   $  328,691,185.90           0.6573824
Class A-2 B Notes                       $  408,373,311.28           0.7425631   $  361,528,092.75           0.6573824
Class A-3 Notes                         $  901,239,000.00           1.0000000   $  901,239,000.00           1.0000000
Class A-4 Notes                         $  316,809,000.00           1.0000000   $  316,809,000.00           1.0000000
Class B Notes                           $   88,674,000.00           1.0000000   $   88,674,000.00           1.0000000
Class C Notes                           $   59,116,000.00           1.0000000   $   59,116,000.00           1.0000000
Class D Notes                           $   59,116,000.00           1.0000000   $   59,116,000.00           1.0000000
                                        -----------------           ---------   -----------------           ---------
TOTAL                                   $2,204,608,853.89           0.7312366   $2,115,173,278.65           0.7015721

POOL INFORMATION
Weighted Average APR                                                    6.596%                                  6.595%
Weighted Average Remaining Term                                         46.78                                   46.02
Number of Receivables Outstanding                                     148,619                                 143,696
Pool Balance                                                $2,366,393,179.13                       $2,273,707,446.79
Adjusted Pool Balance (Pool Balance
   - YSOC Amount)                                           $2,208,157,327.89                       $2,122,085,353.66
Pool Factor                                                         0.7476756                               0.7183910

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                          $   15,824,999.46
Targeted Credit Enhancement Amount                                                                  $   22,737,074.47
Yield Supplement Overcollateralization Amount                                                       $  151,622,093.13
Targeted Overcollateralization Amount                                                               $  158,534,168.14
Actual Overcollateralization Amount (EOP Pool Balance
   -EOP Note Balance)                                                                               $  158,534,168.14

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                   $   15,824,999.46
Reserve Account Deposits Made                                                                                    0.00
Reserve Account Draw Amount                                                                                      0.00
                                                                                                    -----------------
Ending Reserve Account Balance                                                                      $   15,824,999.46
Change in Reserve Account Balance                                                                   $            0.00
Specified Reserve Balance                                                                           $   15,824,999.46

FORD CREDIT AUTO OWNER TRUST 2006-A
MONTHLY INVESTOR REPORT

Collection Period                                                September, 2006
Payment Date                                                          10/16/2006
Transaction Month                                                              8

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                     # OF
                                                                 RECEIVABLES       AMOUNT
                                                                 -----------   --------------
Realized Loss                                                            848   $   958,264.45
(Recoveries)                                                              36   $    32,530.19
                                                                               --------------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                       $   925,734.26
Cumulative Net Losses Last Collection                                          $ 3,167,604.12
                                                                               --------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                               $ 4,093,338.38

Ratio of Net Losses for Current Collection Period
   to Beginning of Period Pool Balance (annualized)                                      0.47%

DELINQUENT RECEIVABLES:

                                                        % OF         # OF
                                                      EOP POOL   RECEIVABLES       AMOUNT
                                                      --------   -----------   --------------
31-60 Days Delinquent                                    1.06%         1,386   $24,184,907.53
61-90 Days Delinquent                                    0.10%           117   $ 2,256,410.00
91-120 Days Delinquent                                   0.02%            27   $   522,798.81
Over 120 Days Delinquent                                 0.02%            28   $   540,747.98
                                                         ----          -----   --------------
TOTAL DELINQUENT RECEIVABLES                             1.16%         1,558   $27,504,864.32

REPOSSESION INVENTORY:
Repossesed in the Current Collection Period                               99   $ 1,713,534.07
Total Repossesed Inventory                                               121   $ 2,387,010.42

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE
   FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                     0.3215%
Preceding Collection Period                                                            0.4355%
Current Collection Period                                                              0.4788%
Three Month Average                                                                    0.4119%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER
   OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                     0.0963%
Preceding Collection Period                                                            0.1124%
Current Collection Period                                                              0.1197%
Three Month Average                                                                    0.1095%